Intangible	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
16 INTANGIBLE
16.1 Goodwill and intangible assets with indefinite useful lives

	12/31/2024	12/31/2023
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	170,859	170,859
Other (2)	5,097	4,834
	8,192,339	8,192,076
(1)Refers to the goodwill of the MMC Brasil business combination.
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 28.4.
For the pulp cash-generating unit (“CGU”), the calculation of the value in use of non-financial assets is performed annually using the discounted cash flow method. In 2024 the Company used the strategic plan and the annual budget with projected increases to 2029 and the average rate in perpetuity of the cash generating units considering a nominal rate of 3.6% p.a. from this date, based on historical information for previous years, economic and financial projections from each specific market in which the Company has operations, and additionally include official information disclosed by independent institutions and government agencies.
The discount rate, after taxes, adopted by Management was 8.91% p.a., calculated based on the Weighted Average Cost of Capital (“WACC”).
The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	684.9
Net average pulp price – Internal market (US$/t)	735.5
Average exchange rate (R$/US$)	5.40
Discount rate (pos-tax)	8.91% p.a.
Discount rate (pre-tax)	12.50% p.a.
For the year ended December 31, 2024, the Company did not identify the need to record any impairment provision for intangible assets.
If the post-tax discount rate applied to the cash flow projections of both cash-generating units had been 1% higher than management’s estimates (9.91% instead of 8.91%), the Company would still not need to record an impairment provision.
The Company have considered and assessed possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the cash generating units to exceed its recoverable amount.
For the paper cash-generating unit (“CGU”), the asset recoverability test is carried out annually based on the EV/EBITDA multiple method. For the year ended December 31, 2024, the Company did not identify the need to record any impairment provision for intangible assets.
16.2 Intangible assets with limited useful lives

		12/31/2024	12/31/2023
Opening balance		6,557,009	7,173,183
Additions		161,779	104,931
Fair value adjustment MMC Brasil			189,655
Write-offs			(2)
Amortization		(1,008,824)	(990,432)
Transfers and others			79,674
Closing balance		5,709,964	6,557,009
Represented by	Average rate %
Non-competition agreements	5.00	4,508	4,818
Port concessions	3.94	632,253	537,179
Lease agreements	16.90		6,875
Supplier agreements	12.66	25,925	40,739
Port service contracts	4.23	520,459	549,821
Cultivars	14.28	20,391	40,784
Trademarks and patents	8.35	170,306	188,723
Customer portfolio	9.09	4,104,900	4,925,879
Supplier agreements	17.64	295	10,861
Software	20.80	201,476	141,178
Other	10.00	29,451	110,152
		5,709,964	6,557,009

Cost		12,540,497	12,378,761
Amortization		(6,830,533)	(5,821,752)
Closing balance		5,709,964	6,557,009